Operating Segment Information and Concentrations of Risk (Tables)	12 Months Ended
Mar. 31, 2017
Segment Reporting [Abstract]
Summary of Operating Segments

The following is the Company’s operating segment information:

	Net Sales to Customers Years Ended 31 March
(Millions of US dollars)	2017	2016	2015
North America Fiber Cement	$1,493.4	$1,335.0	$1,224.7
International Fiber Cement	411.8	379.4	418.4
Other Businesses	16.4	13.8	13.8

Worldwide total	$1,921.6	$1,728.2	$1,656.9

	Income Before Income Taxes Years Ended 31 March
(Millions of US dollars)	2017	2016	2015
North America Fiber Cement[1]	$343.9	$352.2	$290.0
International Fiber Cement[1,6,7]	95.1	77.9	94.5
Other Businesses	(6.7)	(8.6)	(4.5)
Research and Development[1]	(25.5)	(23.9)	(26.0)

Segments total	406.8	397.6	354.0
General Corporate[2]	(13.6)	(43.6)	(19.0)

Total operating income	393.2	354.0	335.0
Net interest expense[3]	(27.5)	(25.6)	(7.5)
Other income (expense)	1.3	2.1	(4.9)

Worldwide total	$367.0	$330.5	$322.6

	Total Identifiable Assets 31 March
(Millions of US dollars)	2017	2016

North America Fiber Cement	$917.4	$889.7
International Fiber Cement	335.7	324.0
Other Businesses	28.4	27.7
Research and Development	12.3	13.6

Segments total	1,293.8	1,255.0
General Corporate [4,5]	718.9	774.4

Worldwide total	$2,012.7	$2,029.4

Summary of Geographical Information

The following is the Company’s geographical information:

	Net Sales to Customers Years Ended 31 March
(Millions of US dollars)	2017	2016	2015
North America	$1,509.9	$1,348.8	$1,238.5
Australia	252.5	228.4	267.7
New Zealand	73.3	61.4	64.7
Other Countries	85.9	89.6	86.0

Worldwide total	$1,921.6	$1,728.2	$1,656.9

		Total Identifiable Assets 31 March
(Millions of US dollars)		2017	2016
North America		$953.1	$925.1
Australia		237.0	232.4
New Zealand		31.8	26.5
Other Countries		71.9	71.0

Segments total		1,293.8	1,255.0
General Corporate[4,5]		718.9	774.4

Worldwide total		$2,012.7	$2,029.4

1	Research and development expenditures are expensed as incurred and are summarized by segment in the following table:

	Years Ended 31 March
(Millions of US dollars)	2017	2016	2015
North America Fiber Cement	$6.2	$6.6	$6.1
International Fiber Cement	1.5	1.2	1.4
Research and Development[a]	22.6	21.7	24.2

	$30.3	$29.5	$31.7

a The Research and Development segment also included selling, general and administrative expenses of US$2.9 million, US$2.2 million and US$1.8 million in fiscal years 2017, 2016 and 2015, respectively.

2	The principal components of General Corporate costs are officer and employee compensation and related benefits, professional and legal fees, administrative costs, and rental expense on the Company’s corporate offices. Also included in General Corporate costs are the following:

	Years Ended 31 March
(Millions of US dollars)	2017	2016	2015
Asbestos adjustments	$40.4	$5.5	$33.4
AICF SG&A expenses	$(1.5)	$(1.7)	$(2.5)

3	The Company does not report net interest expense for each operating segment as operating segments are not held directly accountable for interest expense. Included in net interest expense is net AICF interest expense (income) of US$1.1 million, US$0.3 million and US$(1.4) million in fiscal years 2017, 2016 and 2015, respectively.

4	The Company does not report deferred tax assets and liabilities for each operating segment as operating segments are not held directly accountable for deferred income taxes. All deferred income taxes are included in General Corporate costs.

5	Asbestos-related assets at 31 March 2017 and 2016 are US$573.8 million and US$619.8 million, respectively, and are included in the General Corporate costs.

6	Included in the International Fiber Cement segment for the year ended 31 March 2016 was a gain on the sale of the Australian Pipes business of US$1.7 million.

7	Included in the International Fiber Cement segment are adjustments to the provision for New Zealand weathertightness claims.

	Years Ended 31 March
(Millions of US dollars)	2017	2016	2015
New Zealand weathertightness claims (expense)/ benefit	$-	$(0.5)	$4.3

Summary of Gross Sales by Major Customers

The following is gross sales generated by this customer, which is from the North America Fiber Cement segment:

	Years Ended 31 March
(Millions of US dollars)	2017		2016		2015
		%		%		%
Customer A	$226.0	10.3%	$197.0	10.1%	$177.4	10.7%